Vessels - Impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]
Vessels
Impairment loss	$ 138,848
Vessels	$ 2,286,430	$ 2,509,283	[1]	$ 2,563,122
Discount rate used to estimate future cash flows		7.00%
Steam vessels
Vessels
Number of vessels for which recoverable amount is lower than carrying amount | item	5
Impairment loss	$ 138,848
Vessels	507,060
Charter market rate used (per day)	45
Increase in impairment charge resulting from potential increase in re-chartering rate	92,742
Decrease in impairment charge resulting from potential decrease in re-chartering rate	$ (92,742)
Discount rate used to estimate future cash flows	7.25%	7.00%
Percentage of increase or decrease in the discount rate for sensitivity analysis	0.50%
Amount of increase in the impairment loss due to discount rate sensitivity	$ 18,326
Amount of decrease in the impairment loss due to discount rate sensitivity	(19,556)
Steam vessels | Average
Vessels
Charter market rate used (per day)	41	$ 58
Increase or decrease in re-chartering rate for sensitivity analysis	5
Steam vessels | Initial carrying amount
Vessels
Vessels	645,908
Steam vessels | Accumulated impairment
Vessels
Vessels	(138,848)
Methane Rita Andrea
Vessels
Vessels	99,030
Methane Rita Andrea | Initial carrying amount
Vessels
Vessels	126,330
Methane Rita Andrea | Accumulated impairment
Vessels
Vessels	(27,300)
Methane Jane Elizabeth
Vessels
Vessels	102,078
Methane Jane Elizabeth | Initial carrying amount
Vessels
Vessels	131,554
Methane Jane Elizabeth | Accumulated impairment
Vessels
Vessels	(29,476)
Methane Alison Victoria
Vessels
Vessels	96,604
Methane Alison Victoria | Initial carrying amount
Vessels
Vessels	128,229
Methane Alison Victoria | Accumulated impairment
Vessels
Vessels	(31,625)
Methane Shirley Elisabeth
Vessels
Vessels	103,432
Methane Shirley Elisabeth | Initial carrying amount
Vessels
Vessels	130,141
Methane Shirley Elisabeth | Accumulated impairment
Vessels
Vessels	(26,709)
Methane Heather Sally
Vessels
Vessels	105,916
Methane Heather Sally | Initial carrying amount
Vessels
Vessels	129,654
Methane Heather Sally | Accumulated impairment
Vessels
Vessels	$ (23,738)

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).